Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings attributable to Shareholders for the year	$ 507	$ 135
Adjustments for:
Financing expense and interest expense on employee future benefits	97	93
Loss on repurchase of long-term debt	14	0
Depreciation and amortization	215	192
Gain on acquisitions, disposals and others	(8)	(4)
Impairment charges and restructuring costs	11	4
Unrealized gain on derivative financial instruments	(8)	(18)
Foreign exchange gain on long-term debt and financial instruments	(23)	(22)
Provision for (recovery of) income taxes	(81)	45
Fair value revaluation gain on investments	(315)	0
Share of results of associates and joint ventures	(39)	(32)
Net earnings attributable to non-controlling interests	15	2
Net financing expense paid	(99)	(89)
Premium paid on long-term debt repurchase	(11)	0
Net income taxes received (paid)	(10)	10
Dividends received	12	18
Employee future benefits and others	(17)	(18)
Adjustments to reconcile profit (loss)	260	316
Changes in non-cash working capital components	(87)	56
Cash flows from (used in) operating activities	173	372
Investing activities
Investments in associates and joint ventures	(17)	(6)
Payments for property, plant and equipment	(193)	(182)
Proceeds from disposals of property, plant and equipment	15	5
Change in intangible and other assets	256	14
Cash acquired in (paid for) a business combinations	9	(16)
Cash flows from (used in) investing activities	70	(185)
Financing activities
Bank loans and advances	8	(8)
Change in revolving credit facilities	114	(146)
Repurchase of unsecured senior notes	(257)	0
Increase in other long-term debt	11	40
Payments of other long-term debt	(47)	(47)
Settlement of derivative financial instruments	(12)	3
Issuance of common shares	4	1
Redemption of common shares	0	(9)
Dividends paid to non-controlling interests and acquisition of non-controlling interests	(24)	(1)
Dividends paid to the Corporation’s Shareholders	(15)	(15)
Cash flows from (used for) financing activities	(218)	(182)
Change in cash and cash equivalents during the year	25	5
Currency translation on cash and cash equivalents	2	(3)
Cash and cash equivalents - Beginning of year	62	60
Cash and cash equivalents - End of year	$ 89	$ 62